Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023		Jan. 01, 2023	[1]
Schedule of Accrued Expenses [Abstract]
Accrued research and development costs	$ 199,899	$ 104,007
Professional fees	25,805	20,692
Accrued vacation & overtime	55,121	62,232
Employee benefits incl. Share based payments	209,028	226,512
Other		1,104
Total accrued expenses	$ 489,853	$ 414,547	[1]	$ 2,137,730

[1]	Amounts have been represented from those previously published to reflect the change in the Company’s presentation currency from Swiss francs to US dollars (see Note 2).